Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 06, 2021
Entity Registrant Name	dei_EntityRegistrantName	First Trust Series Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0001497778
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
First Trust Preferred Securities and Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s Prospectus, the “Average Annual Total Returns for the Periods Ended December 31, 2020” table is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ending December 31, 2020

	1 year	5 years	Since Inception	Inception Date
Class A – Return Before Taxes	1.19%	5.76%	6.11%	2/25/2011
Class C – Return Before Taxes	4.22%	6.00%	5.86%	2/25/2011
Class F – Return Before Taxes	6.17%	6.88%	6.77%	3/2/2011
Class I – Return Before Taxes	5.99%	7.02%	6.97%	1/11/2011
Class R3 – Return Before Taxes	5.70%	644%	6.28%	3/2/2011
Class A – Return After Taxes on Distributions	-0.85%	3.45%	3.81%	2/25/2011
Class A – Return After Taxes on Distributions and Sale of Shares	0.60%	3.35%	3.67%	2/25/2011
ICE BofA Fixed Rate Preferred Securities Index(1) (reflects no deduction for fees, expenses or taxes)	6.95%	6.38%	6.79%	1/11/2011
Prior Blended Index(1), (2) (reflects no deduction for fees, expenses or taxes)	7.92%	6.88%	7.00%	1/11/2011
ICE BofA US Investment Grade Institutional Capital Securities Index(1) (reflects no deduction for fees, expenses or taxes)	8.22%	7.23%	7.18%	1/11/2011
Blended Index(1), (3), (4), (5) (reflects no deduction for fees, expenses or taxes)	7.64%	7.43%	N/A	1/11/2011

(1) Since Inception index returns are based on inception date of the Fund.

(2) The Prior Blended Index consists of a 50/50 blend of the ICE BofA Fixed Rate Preferred Securities Index and the ICE BofA U.S. Capital Securities Index. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The Prior Blended Index returns are calculated by using the monthly returns of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50/50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Prior Blended Index for each period shown above.

(3) On July 6, 2021, the Fund’s benchmark changed from the Prior Blended Index to the Blended Index, because the Advisor believes that the Blended Index better reflects the investment strategies of the Fund.

(4) The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index. The Blended Index is intended to reflect the proportional market cap of each segment of the preferred and hybrid securities market. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly returns of the four indices during each period shown above. At the beginning of each month the four indices are rebalanced to a 30/30/30/10 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.

(5) Since the ICE BofA Core Plus Fixed Rate Preferred Securities Index had an inception date March 31, 2012, and the ICE USD Contingent Capital Index had an inception date of December 31, 2013, the performance of the Blended Index is not available for all of the periods disclosed.

Please Keep this Supplement with Your Fund Prospectus for Future Reference